Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 1,572,726	$ 1,442,460
Ireland
Segment Reporting Information [Line Items]
Assets	544,639	581,568
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	323,725	321,661
United States
Segment Reporting Information [Line Items]
Assets	647,104	486,232
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 57,258	$ 52,999